SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales to unaffiliated customers
Net sales	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782.0
Property, plant and equipment, net
Property, plant and equipment, net	1,015.5				1,079.4				1,015.5	1,079.4	1,262.9
U.S.
Net sales to unaffiliated customers
Net sales									1,682.8	1,636.1	1,602.5
Property, plant and equipment, net
Property, plant and equipment, net	340.2				370.5				340.2	370.5	488.4
Europe
Net sales to unaffiliated customers
Net sales									1,861.9	2,007.8	1,896.7
Asia
Net sales to unaffiliated customers
Net sales									1,634.4	1,533.5	1,474.9
Latin America
Net sales to unaffiliated customers
Net sales									501.2	489.8	468.4
Other International
Net sales to unaffiliated customers
Net sales									355.3	359.1	339.5
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 675.3				$ 708.9				$ 675.3	$ 708.9	$ 774.5